INCOME TAXES (Details) - USD ($)	9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax benefit	$ 14,210,835	$ 256,348
Expected income tax benefit	(5,684,334)	(94,283)
Non-deductible expenses	0	0
Tax loss benefit not recognized for book purposes, valuation allowance	5,684,334	94,283
Total income tax	$ 0	$ 0